Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Prepaid expenses and other current assets [line Items]
Prepayments	$ 1,685,659	$ 1,646,579
Security deposit	57,164	38,843
Accrued interest	36,893	50,242
Other current assets	$ 1,779,716	$ 1,735,664